Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities [Abstract]
Schedule of Reconciliation of the Movement of the Company’s Investment

Set out below is a reconciliation of the movement of the Company’s investment during the years ended December 31, 2024 and 2023:

Balance, December 31, 2022	$263,691
Change in fair value	(264,655)
Movement in exchange rate	964
Balance, December 31, 2024 and 2023	$—